SHARE-BASED COMPENSATION - Summary of Stock Option Activity and Related Information (Detail) (Stock options, USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 30, 2012
Stock options
Number of Shares
Number of shares outstanding at beginning of period	798,228
Granted (shares)	48,800
Exercised (shares)	0
Expired (shares)	(78,170)
Forfeited/Canceled (shares)	(60,180)
Number of shares outstanding at end of period	708,678
Fully vested or expected to vest at December 30, 2012 (shares)	695,938
Exercisable at December 30, 2012 (shares)	397,110
Weighted- Average Exercise Price
Weighted-average exercise price outstanding at beginning of period (in dollars per share)	$ 35.60
Granted (in dollars per share)	$ 7.85
Exercised (in dollars per share)	$ 0
Expired (in dollars per share)	$ 61.05
Forfeited (in dollars per share)	$ 18.85
Weighted-average exercise price outstanding at end of period (in dollars per share)	$ 32.30
Weighted average exercise Price fully vested or expected to vest at end of period (in dollars per share)	$ 32.60
Weighted average exercise price, exercisable at end of period (in dollars per share)	$ 42.80
Weighted average remaining contractual life outstanding at end of period	6 years
Weighted average remaining contractual life fully vested or expected to vest at end of period	6 years
Weighted average remaining contractual life exercisable at end of period	5 years
Aggregate intrinsic value outstanding at end of period	$ 0
Aggregate intrinsic value fully vested or expected to vest at end of period	0
Aggregate intrinsic value exercisable at end of period	$ 0